CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (27,545)	$ (4,297)	¥ (77,566)
Investing activities:
Purchases of property and equipment			(3,879)
Net cash used in investing activities			(3,879)
Financing activities:
Proceeds from issuance of convertible notes	17,832	2,813	84,638
Proceeds from short-term bank borrowings			52,452
Repayment of short-term bank borrowings			(1,200)
Proceeds from long-term bank borrowings			39,400
Repayment of long-term bank borrowings			(861)
Proceeds from rental instalment loans			19,049
Repayment of rental instalment loans	(1,300)	(205)	(124,908)
Repayment of capital lease and other financing arrangement payable			(184)
Net cash provided by financing activities	16,532	2,608	68,386
Effect of foreign exchange rate changes	(142)	(22)	7,763
Net decrease in cash, cash equivalents and restricted cash	(11,155)	(1,711)	(5,296)
Cash, cash equivalents and restricted cash at the beginning of the year	19,252	2,988	31,766	¥ 31,766
Cash, cash equivalents and restricted cash at the end of the year	8,097	1,277	26,470	19,252
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized			445
Income taxes paid	4
Supplemental schedule of non-cash investing and financing activities:
Payment of debt extinguishment cost by ordinary shares			41,964
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	7,990	1,260		16,317
Restricted cash	107	17		2,935
Cash, cash equivalents and restricted cash at the end of the year	¥ 8,097	$ 1,277	¥ 26,470	¥ 19,252